Deposits - Maturity Distribution of Time Certificates of Deposits (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Maturity distribution of time certificates of deposits
Three months or less	$ 1,789,175	$ 1,742,527
Over three through six months	979,413	757,370
Over six through twelve months	617,819	766,359
2017	149,372	149,691
2018	190,157	132,198
2019	136,508	142,183
2020	142,592	119,550
Thereafter	107	122
Total	$ 4,005,143	3,810,000
$100,000 or More
Maturity distribution of time certificates of deposits
Three months or less		1,624,132
Over three through six months		615,697
Over six through twelve months		498,476
2017		89,395
2018		62,987
2019		60,982
2020		49,236
Total		3,000,905
Under $100,000
Maturity distribution of time certificates of deposits
Three months or less		118,395
Over three through six months		141,673
Over six through twelve months		267,883
2017		60,296
2018		69,211
2019		81,201
2020		70,314
Thereafter		122
Total		$ 809,095